NET LOSS PER SHARE OF COMMON STOCK	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE OF COMMON STOCK

NOTE 14. NET LOSS PER SHARE OF COMMON STOCK

In January 2024, the Company’s board approved the final reverse stock split ratio of one-for-sixteen, which resulted in a reduction in the number of outstanding shares of common stock and a proportionate increase in the value of each share. The common stock began trading on a reverse split-adjusted basis on the NASDAQ on January 4, 2024. The retrospective effect of the reverse stock split has been incorporated on a retrospective basis in the tabular disclosures of loss per share and weighted average outstanding shares for the fiscal years 2023 and 2022 herein.

Basic and diluted net loss per share is computed by dividing net loss attributable to stockholders by the weighted average number shares of common stock outstanding, vested restricted stock units, and pre-funded warrants during the year. Potentially dilutive outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for loss periods presented because including them would have been antidilutive.

A post-split reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share attributable to stockholders follows:

	December 31,
		2022
	2023	(restated)
Numerator:
Net loss allocable to common shareholders used to compute basic and diluted loss per common share	$(4,911,374)	$(7,484,116)
Denominator:
Weighted average shares used to compute basic and dilutive loss per share (post-split)	556,808	381,598

The following outstanding potentially dilutive securities were excluded from the calculation of dilutive loss per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

	December 31, 2023	December 31, 2022

Shares issuable on Series A and B convertible preferred stock	–	51,236
Shares issuable on warrants	255,270	145,624
Shares issuable on restricted stock units	49,185	3,127
Shares issuable on options	171,033	155,114
	475,488	355,101